Note 14 - Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Disclosure Text Block [Abstract]
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments	$ 3,970